Income Tax	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets as of December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Start-up costs	$791,079	$4,417
Net operating loss carryforwards	39,259	1,005
Total deferred tax assets	830,338	5,422
Valuation allowance	(830,338)	(5,422)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from August 7, 2020 (inception) through December 31, 2020 consist of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(824,916)	(5,422)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	824,916	5,422
Income tax provision	$—	$—

As of December 31, 2021, the Company has available U.S. federal operating loss carry forwards of approximately $187,000 that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from August 7, 2020 (inception) through December 31, 2020, the valuation allowance was $830,338 and 5,422, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(55.5)%	(16.6)%
Non-deductible transaction costs	—%	(0.2)%
Stock compensation expense	1.3%	(4.0)%
Change in valuation allowance	33.2%	(0.2)%
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and Georgia. Tax returns since inception remain open and subject to examination.